Intellectual Property	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Note 6. Intellectual Property

		March 31, 2012			June 30, 2011
Description	Amortization Period	Amount	Accumulated Amortization	Carrying Value	Amount	Accumulated Amortization	Carrying Value

Intellectual Property	36 months	$4,735	$(701)	$4,034	$--	$--	$--

Total		4,735	(701)	4,034	--	--	--

Amortization of intellectual property charges to selling, general and administrative expenses for the 9 months ended March 31, 2012 amounted to $701.  Future annual amortization expense expected is as follows:

Years Ending June 30,
2012	$395
2013	1,578
2014	1,578
2015	789
2016	---